Fair Value Measurements - Assets and Liabilities at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023		Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	$ 457,771	$ 497,221		$ 674,170
Debt securities available-for-sale	3,077	76,898		78,293
Derivative liability	1,932	$ 3,513		$ 8,108
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Customer ExAlt Trusts loan payable, net		Customer ExAlt Trusts loan payable, net
Warrant liability	956	$ 0	[1]
Prepaid forward liability	73
Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	956
Prepaid forward liability	73
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability	1,932	3,513		$ 8,108
Public equity securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	4,399	8,837		69,769
Public equity securities | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	4,399	8,837		69,769
Put options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments		3,991
Put options | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments		3,991
Corporate debt securities (L Bonds)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale		73,822		74,295
Corporate debt securities (L Bonds) | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale		73,822		74,295
Other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	3,077	3,076		3,998
Other debt securities | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	998	998		998
Other debt securities | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	2,079	$ 2,078		$ 3,000
Other equity interests
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other equity interests	22,489
Other equity interests | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other equity interests	22,489
Other equity interests | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other equity interests	$ 0

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.